Financial instruments - Outstanding derivatives by contract type, including embedded derivatives (Details) R$ in Thousands, $ in Thousands	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	R$ (6,567,720)		R$ 1,994,382
Derivative financial instruments	1,006,427		2,676,526
Derivative financial instruments	2,880,673		1,753,928
Current derivative financial liabilities	(2,760,273)		(578,763)
Non-current derivative financial liabilities	(7,694,547)		(1,857,309)
Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	(4,660,846)		2,231,475
Debt hedges
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	(1,843,085)		(486,713)
Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	(63,789)		249,620
NDF (R$ x US$) | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Notional value	581,000		505,000
Fair value in R$	(331,876)		162,776
NDF (€ x US$) | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Notional value			262,088
Fair value in R$			100,362
Swap US$ e US-CPI (1) | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional value	138,439		131,510
Fair value in R$	(80,759)		230,471
Swap VLSFO/Brent | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional value	39,706		142,794
Fair value in R$	10,873		22,297
Interest rate swap contract [member] | Zero Cost Collar | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Notional value | $		$ 6,852,200		$ 4,500,200
Fair value in R$	(4,328,970)		1,968,337
Interest rate swap contract [member] | Zero Cost Collar | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional value | $		163,941		163,100
Fair value in R$	6,097		(3,148)
Interest rate swap contract [member] | NDF (R$ x US$) | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Notional value | $		581,000		505,000
Fair value in R$	(331,876)		162,776
Interest rate swap contract [member] | NDF (€ x US$) | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Notional value | $				262,088
Fair value in R$			100,362
Interest rate swap contract [member] | Swap SOFR to Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value | $		1,973,705		2,555,626
Fair value in R$	394,129		741,492
Interest rate swap contract [member] | Swap IPCA to CDI (notional in Brazilian Reais) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value | $		8,128,395		4,274,397
Fair value in R$	(825,899)		47,645
Interest rate swap contract [member] | Swap CNH to Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value | $		165,815
Fair value in R$	(6,440)
Interest rate swap contract [member] | Swap CDI x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value | $		909,612		1,025,000
Fair value in R$	(776,261)		(1,081,964)
Interest rate swap contract [member] | Pre-fixed Swap R$ to US$ (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value | $				200,000
Fair value in R$			(203,045)
Interest rate swap contract [member] | Swap CDI x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value | $		610,171		125,000
Fair value in R$	(590,764)			25,774
Interest rate swap contract [member] | Swap SOFR to SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value | $		150,961		150,961
Fair value in R$	(37,850)			(16,615)
Interest rate swap contract [member] | Swap US$ e US-CPI (1) | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional value | $		138,439		131,510
Fair value in R$	(80,759)		230,471
Interest rate swap contract [member] | Swap VLSFO/Brent | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional value | $		$ 39,706		$ 142,794
Fair value in R$	10,873		22,297
Derivative Assets | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	3,594,291		1,529,543
Derivative Assets | Swap SOFR to Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	1,973,705		2,555,626
Fair value in R$	424,824		1,104,984
Derivative Assets | Swap IPCA to CDI (notional in Brazilian Reais) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	8,382,699		4,320,471
Fair value in R$	927,586		161,542
Derivative Assets | Swap CNH to Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	1,200,000
Derivative Assets | Swap CDI x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	4,748,394		3,898,011
Fair value in R$	1,482,759		223,776
Derivative Assets | Swap CDI x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	3,117,625		644,850
Fair value in R$	754,173		32,560
Derivative Assets | Swap SOFR to SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	150,961		150,961
Fair value in R$	4,949		6,681
Derivative Liabilities | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	(5,437,376)		(2,016,256)
Derivative Liabilities | Swap SOFR to Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	1,973,705		2,555,626
Fair value in R$	(30,695)		(363,492)
Derivative Liabilities | Swap IPCA to CDI (notional in Brazilian Reais) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	8,128,395		4,274,397
Fair value in R$	(1,753,485)		(113,897)
Derivative Liabilities | Swap CNH to Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	165,815
Fair value in R$	(6,440)
Derivative Liabilities | Swap CDI x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	909,612		1,025,000
Fair value in R$	(2,259,020)		(1,305,740)
Derivative Liabilities | Swap CDI x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	610,171		125,000
Fair value in R$	(1,344,937)		(6,786)
Derivative Liabilities | Swap SOFR to SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	150,961		150,961
Fair value in R$	R$ (42,799)		R$ (23,296)